Quarterly Holdings Report
for

Fidelity® California Limited Term Tax-Free Bond Fund

May 31, 2019

CSI-QTLY-0719
1.832123.113

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 91.4%
	Principal Amount	Value
California - 91.2%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2011 A, 5% 8/1/22	$1,655,000	$1,786,324
Series 2012 A, 4% 8/1/21	1,200,000	1,270,548
Alameda Corridor Trans. Auth. Rev.:
Series 2013 A:
5% 10/1/20	1,730,000	1,813,317
5% 10/1/21	2,725,000	2,952,974
Series 2016 A:
4% 10/1/21	1,250,000	1,312,238
4% 10/1/23	850,000	923,670
5% 10/1/22	1,250,000	1,376,513
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 6.25% 8/1/19 (Assured Guaranty Corp. Insured)	440,000	443,465
Azusa Unified School District Series 2002, 0% 7/1/26 (FSA Insured)	1,125,000	977,018
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2014 E, 2%, tender 4/1/21 (a)	3,000,000	3,012,510
Series A, 2.95%, tender 4/1/26 (a)	9,000,000	9,653,220
Series B, 2.85%, tender 4/1/25 (a)	7,000,000	7,414,260
Series C, 2.1%, tender 4/1/22 (a)	7,000,000	7,075,880
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2010 L, 5% 5/1/21	1,890,000	1,954,317
California Gen. Oblig.:
Bonds:
3%, tender 12/1/19 (a)	7,000,000	7,008,298
4%, tender 12/1/21 (a)	4,000,000	4,189,960
Series 2011, 5% 9/1/21	6,080,000	6,584,944
Series 2012, 5% 2/1/22	3,860,000	4,237,585
Series 2013, 5% 2/1/21	15,000	15,907
Series 2014, 4% 5/1/23	2,440,000	2,689,490
Series 2015, 5% 8/1/24	1,795,000	2,122,211
Series 2017, 5% 8/1/23	8,150,000	9,362,802
Series 2019:
5% 4/1/31	1,000,000	1,337,600
5% 4/1/32	1,000,000	1,355,730
California Health Facilities Fing. Auth. Rev.:
(Children's Hosp. of Orange County Proj.) Series 2012 A, 5% 11/15/21	1,450,000	1,564,782
Bonds:
(Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (a)	12,195,000	12,455,241
Series 2009 D, 1.7%, tender 10/18/22 (a)	5,000,000	5,024,900
Series 2016 B1, 1.25%, tender 10/1/20 (a)	9,545,000	9,500,043
Series 2016 B2, 4%, tender 10/1/24 (a)	6,000,000	6,737,640
Series 2011 A, 5.25% 3/1/23	310,000	328,817
Series 2011 D, 5% 8/15/20	1,460,000	1,525,189
Series 2011, 5% 8/15/20	2,000,000	2,090,040
Series 2014 A:
5% 10/1/20	1,200,000	1,259,904
5% 10/1/21	500,000	543,395
5% 10/1/22	1,650,000	1,852,785
California Infrastructure and Econ. Dev. Bank Rev. Bonds:
(Los Angeles County Museum of Art Proj.) Series 2017, 1 month U.S. LIBOR + 0.650% 2.357%, tender 2/1/21 (a)(b)	5,000,000	5,018,000
Series 2018 D, 1 month U.S. LIBOR + 0.380% 2.081%, tender 8/1/21 (a)(b)	7,000,000	7,001,680
California Mun Fin Auth Student Hsg (CHF-Davis I, LLC - West Village Student Housing Proj.) Series 2018, 5% 5/15/23	1,000,000	1,121,060
California Muni. Fin. Auth. (Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A:
5% 6/1/21	900,000	968,400
5% 6/1/30	2,650,000	3,310,751
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
4% 10/1/19	405,000	408,500
5% 10/1/20	305,000	319,305
5% 10/1/21	375,000	404,400
5% 10/1/22	1,020,000	1,131,598
5% 10/1/23	1,230,000	1,399,494
5% 10/1/24	370,000	432,042
5% 10/1/25	1,210,000	1,441,800
5% 10/1/26	355,000	431,116
(Channing House Proj.) Series 2017 A:
4% 5/15/28	2,000,000	2,322,020
5% 5/15/24	910,000	1,070,861
5% 5/15/26	360,000	442,098
5% 5/15/27	350,000	438,589
(Institute On Aging Proj.) Series 2017:
5% 8/15/21	225,000	243,169
5% 8/15/23	225,000	258,982
5% 8/15/24	285,000	337,796
5% 8/15/25	985,000	1,200,754
5% 8/15/26	275,000	343,206
(Northbay Healthcare Group Proj.) Series 2013 B, 5% 11/1/19	3,335,000	3,376,223
(Univ. of Verne Proj.) Series 2017 A:
4% 6/1/19	300,000	300,000
5% 6/1/20	200,000	207,328
5% 6/1/21	550,000	590,106
5% 6/1/22	625,000	688,750
5% 6/1/23	700,000	793,156
5% 6/1/25	1,250,000	1,491,088
5% 6/1/28	390,000	483,581
Series 2010 A. 5% 7/1/22 (Pre-Refunded to 7/1/20 @ 100)	1,850,000	1,921,595
Series 2017 A:
5% 7/1/24	1,400,000	1,602,398
5% 7/1/25	750,000	876,060
5% 7/1/26	1,000,000	1,189,480
5% 7/1/27	800,000	966,056
Series 2017 B:
5% 7/1/24	1,440,000	1,648,181
5% 1/1/25	1,230,000	1,428,965
5% 7/1/26	500,000	594,740
5% 7/1/27	640,000	772,845
Series 2018:
5% 10/1/20	325,000	339,937
5% 10/1/21	250,000	269,480
5% 10/1/22	475,000	526,647
5% 10/1/23	225,000	256,005
5% 10/1/24	275,000	319,289
5% 10/1/25	275,000	326,057
5% 10/1/26	300,000	361,359
Series 2019 A:
5% 4/1/26	650,000	787,995
5% 4/1/27	1,285,000	1,590,200
5% 4/1/28	2,000,000	2,505,380
5% 4/1/29	3,000,000	3,807,270
California Muni. Fin. Auth. Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 1.72%, tender 7/1/19 (a)	9,595,000	9,595,851
California Muni. Fin. Auth. Student Hsg.:
(CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/24	1,200,000	1,376,124
5% 5/15/25	3,400,000	3,983,814
5% 5/15/26	3,000,000	3,579,390
5% 5/15/27	3,000,000	3,646,920
(CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Hsg. Proj.) Series 2018:
5% 5/15/22	710,000	776,634
5% 5/15/23	950,000	1,065,007
5% 5/15/24	2,265,000	2,597,434
5% 5/15/27	750,000	911,730
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 B, 1.65%, tender 8/1/19 (a)(c)	20,655,000	20,661,128
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/21	7,000,000	7,501,830
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/21	1,000,000	1,065,750
(Various Cap. Projs.):
Series 2011 A, 5% 10/1/21	4,230,000	4,582,867
Series 2012 A:
5% 4/1/20	1,800,000	1,854,140
5% 4/1/24	9,690,000	10,650,279
Series 2012 G:
5% 11/1/21	1,500,000	1,629,525
5% 11/1/25	5,500,000	6,149,220
(Various Judicial Council Projs.) Series 2011 D, 5% 12/1/23	9,955,000	10,830,940
Series 2014 A, 5% 9/1/20	3,500,000	3,657,605
Series 2014 B:
5% 10/1/21	1,000,000	1,083,420
5% 10/1/22	1,225,000	1,369,170
Series 2014 C:
5% 10/1/21	1,355,000	1,468,034
5% 10/1/22	1,000,000	1,117,690
California State Univ. Rev. Bonds 4%, tender 11/1/23 (a)	5,000,000	5,479,200
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/20	575,000	594,074
5% 5/15/21	825,000	878,914
5% 5/15/22	1,000,000	1,095,970
5% 5/15/23	2,375,000	2,671,210
5% 5/15/24	1,000,000	1,149,830
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
5% 1/1/22	500,000	540,135
5% 1/1/23	500,000	554,210
5% 1/1/24	600,000	680,694
5% 1/1/25	1,075,000	1,245,807
5% 1/1/26	1,040,000	1,227,595
5% 1/1/27	1,900,000	2,279,905
California Statewide Cmntys. Dev. Auth. Rev.:
(Dignity Health Proj.) Series 2008 C, 5.625% 7/1/35	2,595,000	2,602,188
(Huntington Memorial Hosp. Proj.) Series 2018:
5% 7/1/24	1,020,000	1,182,965
5% 7/1/25	625,000	740,644
(Viamonte Sr. Living 1 Proj.) Series 2018 B, 3% 7/1/25	6,000,000	6,117,540
Series 2014 B:
5% 7/1/23	870,000	984,396
5% 7/1/24	750,000	870,218
Series 2016:
5% 10/1/22	725,000	797,391
5% 10/1/24	2,030,000	2,343,534
5% 10/1/25	1,010,000	1,192,224
Series 2017 A:
3% 11/1/22 (c)	1,680,000	1,701,941
3.5% 11/1/27 (c)	2,635,000	2,783,640
Series 2018:
5% 7/1/21	300,000	321,243
5% 7/1/23	300,000	339,447
Corona-Norco Unified School District Series 2013 A:
5% 9/1/20	1,285,000	1,343,840
5% 9/1/22	500,000	555,740
Eastern California Muni. Wtr. District Wtr. and Wasterwater Bonds Series 2018 C, SIFMA Municipal Swap Index + 0.250% 1.67%, tender 10/1/21 (a)(b)	7,000,000	6,993,000
El Dorado County Gen. Oblig.:
5% 9/1/20	545,000	570,021
5% 9/1/22	1,295,000	1,441,983
El Dorado Irr. Distr. Rev. Series 2016 A:
4% 3/1/20	500,000	510,599
5% 3/1/22	500,000	550,975
5% 3/1/23	500,000	568,435
Elk Grove Fin. Auth. Spl. Tax Rev.:
Series 2015:
5% 9/1/22	425,000	471,669
5% 9/1/23	1,000,000	1,141,010
5% 9/1/24	1,000,000	1,172,900
Series 2016:
4% 9/1/21	1,130,000	1,179,279
4% 9/1/23	1,500,000	1,616,310
4% 9/1/25	1,915,000	2,109,085
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016:
5% 2/1/22 (Build America Mutual Assurance Insured)	2,895,000	3,172,602
5% 2/1/23 (Build America Mutual Assurance Insured)	1,390,000	1,569,797
5% 2/1/24 (Build America Mutual Assurance Insured)	1,460,000	1,693,629
Elsinore Valley Muni. Wtr. District Series 2016 A:
5% 7/1/21	1,375,000	1,481,755
5% 7/1/22	900,000	1,003,158
5% 7/1/23	750,000	862,043
5% 7/1/24	1,000,000	1,184,890
Fairfield Ctfs. Prtn. Series 2007, 0% 4/1/27	1,850,000	1,546,878
Garvey School District Series 2000 B, 0% 8/1/30	1,625,000	1,232,953
Gilroy School Facilities Fing. (Gilroy Calif Unified School District Proj.) Series 2013, 4% 8/1/22	40,000	43,417
Golden Empire Schools Fing. Auth. Lease Rev. (Kern High School District Projs.) Series 2018:
4% 5/1/20	1,000,000	1,023,559
5% 5/1/21	6,650,000	7,095,284
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A, 0% 6/1/27 (AMBAC Insured)	5,000,000	4,258,700
Series 2013 A, 5% 6/1/21	5,000,000	5,357,550
Series 2017 A1:
5% 6/1/21	1,000,000	1,064,760
5% 6/1/22	1,000,000	1,092,490
5% 6/1/23	1,000,000	1,116,580
Series A, 0% 6/1/24 (AMBAC Insured)	7,000,000	6,413,890
Indio Pub. Fing. Auth. Lease Rev. Series 2012:
5% 11/1/19	635,000	644,817
5% 11/1/20	670,000	705,249
5% 11/1/21	455,000	493,834
5% 11/1/22	745,000	833,998
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/20	1,000,000	1,032,670
5% 9/2/20	800,000	836,888
5% 9/2/22	750,000	836,460
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/20	500,000	523,020
5% 9/1/21	615,000	666,500
5% 9/1/22	615,000	689,175
5% 9/1/23	1,205,000	1,391,546
Series 2013 A:
5% 9/1/21	1,000,000	1,082,810
5% 9/1/22	2,000,000	2,239,180
5% 9/1/23	1,500,000	1,730,865
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.) 5% 8/1/19	250,000	251,538
Long Beach Unified School District Series D1, 0% 8/1/29	1,915,000	1,427,115
Los Angeles Cmnty. College District Series 2016 I, 4% 8/1/24	700,000	797,692
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.):
5% 3/1/21	500,000	532,640
5% 9/1/21	1,270,000	1,374,585
5% 3/1/22	1,000,000	1,100,240
(Disney Parking Proj.) 0% 3/1/20	3,205,000	3,170,140
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2012 C, 5% 3/1/21	5,055,000	5,382,311
Series 2014 A, 5% 5/1/23	475,000	542,393
Series 2014 B, 5% 5/1/23	200,000	228,376
Montebello Pub. Fing. Auth.:
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/27	1,415,000	1,718,673
(Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A, 5% 6/1/28	1,490,000	1,800,039
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/29	1,560,000	1,877,866
Monterey Peninsula Cmnty. College District Series 2016:
0% 8/1/22	2,300,000	2,186,150
0% 8/1/24	2,700,000	2,470,257
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012, 5% 9/1/19	1,090,000	1,098,841
Napa Valley Cmnty. Cllge District Series 2002 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,025,000	869,538
Napa Valley Unified School District Series 2010 A, 0% 8/1/27	2,065,000	1,733,526
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (a)	10,000,000	10,908,400
Oakland Unified School District Alameda County:
Series 2015 A:
5% 8/1/23 (FSA Insured)	2,000,000	2,284,540
5% 8/1/24	1,900,000	2,221,518
5% 8/1/24 (FSA Insured)	2,020,000	2,367,299
Series 2016, 5% 8/1/29	940,000	1,125,001
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/22	3,300,000	3,620,100
Orange County Trans. Auth. Toll Road Rev. Series 2013, 5% 8/15/20	1,440,000	1,503,590
Palmdale School District Series 2002, 0% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,199,198
Palo Alto Unified School District Gen. Oblig. Series 2008, 0% 8/1/25	2,180,000	1,965,771
Palomar Health Calif Ctfs. Prtn. Series 2017:
5% 11/1/23	300,000	335,859
5% 11/1/24	300,000	343,362
5% 11/1/25	350,000	408,352
5% 11/1/26	475,000	562,262
Palomar Health Rev. Series 2016:
5% 11/1/25	2,000,000	2,333,440
5% 11/1/26	1,875,000	2,220,844
Placentia-Yorba Linda Unified School District Series 2004 B, 0% 8/1/27	1,905,000	1,603,077
Poway California Redev. Agcy. Successor Series A:
5% 12/15/23	4,330,000	5,039,947
5% 6/15/24	2,440,000	2,880,835
Poway Unified School District Series 2009, 0% 8/1/26	2,145,000	1,869,797
Poway Unified School District Pub. Fing.:
4% 9/1/19	1,000,000	1,005,102
4% 9/1/20	1,170,000	1,200,128
4% 9/15/20	340,000	352,410
4% 9/15/21	325,000	344,786
5% 9/1/21	1,230,000	1,313,136
5% 9/1/22	990,000	1,082,337
5% 9/1/23	1,345,000	1,503,992
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Bonds Series 2018 C, 2.125%, tender 10/1/23 (a)	25,000,000	25,451,232
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/20 (FSA Insured)	1,175,000	1,228,204
5% 9/1/21 (FSA Insured)	1,000,000	1,080,040
5% 9/1/22 (FSA Insured)	1,400,000	1,561,266
Rio Hondo Cmnty. College District Series 2010 C, 0% 8/1/29	1,800,000	1,433,826
Riverside Swr. Rev. Series 2015 A:
5% 8/1/22	2,160,000	2,408,357
5% 8/1/24	1,500,000	1,779,195
Sacramento City Fing. Auth. Lease Rev.:
Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	460,000	475,116
Series 1993 B, 5.4% 11/1/20	1,055,000	1,089,667
Sacramento City Unified School District:
Series 2007, 0% 7/1/27 (FSA Insured)	1,455,000	1,197,916
Series 2014, 5% 7/1/25	50,000	57,014
Sacramento County Arpt. Sys. Rev.:
Series 2018 A:
5% 7/1/22	275,000	306,521
5% 7/1/23	430,000	494,423
5% 7/1/24	550,000	651,393
Series 2018 B:
5% 7/1/22	1,000,000	1,114,620
5% 7/1/23	1,000,000	1,149,820
5% 7/1/24	1,000,000	1,184,350
Series 2018 D:
5% 7/1/21	700,000	754,201
5% 7/1/22	300,000	333,906
5% 7/1/23	500,000	573,835
5% 7/1/24	400,000	472,660
Sacramento TOT Rev. Series A, 5% 6/1/26	900,000	1,112,427
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/21 (FSA Insured)	1,150,000	1,239,206
5% 8/1/22 (FSA Insured)	1,500,000	1,669,005
San Diego California Assn. Govts. South Bay (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/21	1,000,000	1,074,010
5% 7/1/22	1,500,000	1,662,810
5% 7/1/24	1,415,000	1,662,908
5% 7/1/26	1,450,000	1,791,272
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	6,670,000	7,351,741
San Diego Pub. Facilities Fing. Auth. Lease Rev. Series 2015 B:
5% 10/15/23	1,355,000	1,570,567
5% 10/15/25	1,605,000	1,969,335
San Francisco Bldg. Auth. Lease Rev. Series 2015 A, 5% 12/1/20	6,990,000	7,378,295
San Francisco City & County Redev. Agcy. Successor (San Francisco Redev. Projs.) Series 2014 C:
5% 8/1/21	1,000,000	1,080,690
5% 8/1/22	175,000	195,699
San Jacinto Unified School District:
Series 2014 A, 5% 8/1/22 (FSA Insured)	325,000	361,085
Series 2014:
5% 8/1/20 (FSA Insured)	165,000	171,973
5% 8/1/21 (FSA Insured)	150,000	161,469
5% 8/1/23 (FSA Insured)	400,000	457,084
5% 8/1/24 (FSA Insured)	750,000	881,393
San Jose Fing. Auth. Lease Rev.:
(Civic Ctr. Proj.) Series 2013 A, 5% 6/1/22	1,100,000	1,220,736
Series 2013 A, 4% 6/1/21	1,000,000	1,056,360
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/22	1,850,000	2,078,013
5% 10/1/23	900,000	1,041,543
San Mateo County Joint Powers Fing. Auth. Series 2019 A:
5% 7/15/21 (d)	7,045,000	7,464,037
5% 7/15/22 (d)	3,425,000	3,741,881
5% 7/15/23 (d)	3,440,000	3,868,658
San Mateo Unified School District (Election of 2000 Proj.) Series B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,055,000	2,730,040
San Pablo Redev. Agcy. Series 2014 A:
4% 6/15/19 (FSA Insured)	380,000	380,307
5% 6/15/20 (FSA Insured)	1,000,000	1,036,387
5% 6/15/21 (FSA Insured)	500,000	535,700
5% 6/15/22 (FSA Insured)	1,000,000	1,105,780
5% 6/15/23 (FSA Insured)	630,000	715,674
Santa Barbara Fing. Auth. (Arpt. Proj.) Series 2019:
4% 4/1/20	500,000	510,952
5% 4/1/21	1,025,000	1,094,700
5% 4/1/23	1,125,000	1,285,425
5% 4/1/25	1,250,000	1,515,000
5% 4/1/26	1,310,000	1,628,199
5% 4/1/28	1,440,000	1,866,283
Santa Monica Pub. Fin. Rev.:
(Santa Monica Calif Proj.) Series 2017, 5% 7/1/22	400,000	446,108
Series 2011 A:
4% 6/1/19	880,000	880,000
4% 6/1/20	770,000	791,808
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/21	750,000	809,715
5% 8/15/22	750,000	823,883
Southern California Pub. Pwr. Auth. Bonds Series 1, 2%, tender 7/1/20 (a)	10,000,000	10,024,400
Southern California Pub. Pwr. Auth. Rev. Bonds (Canyon Pwr. Proj.) Series 2018 A, 2.25%, tender 5/1/21 (a)	9,000,000	9,081,090
Stockton Pub. Fing. Auth. Wtr. Rev. Series 2018 A:
5% 10/1/23	650,000	742,788
5% 10/1/24	700,000	820,883
5% 10/1/25	750,000	901,635
5% 10/1/26	1,000,000	1,225,930
5% 10/1/27	1,000,000	1,248,590
Stockton Unified School District Gen. Oblig.:
Series 2011, 5% 7/1/20 (FSA Insured)	1,575,000	1,638,378
Series 2012:
5% 7/1/21 (FSA Insured)	1,200,000	1,290,600
5% 7/1/22 (FSA Insured)	1,220,000	1,354,371
Successor Agcy. to the Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.):
Series 2016 A:
5% 9/1/19 (FSA Insured)	5,000,000	5,043,751
5% 9/1/21 (FSA Insured)	1,025,000	1,103,495
5% 9/1/22 (FSA Insured)	3,370,000	3,736,656
5% 9/1/23 (FSA Insured)	3,000,000	3,411,120
Series 2016, 5% 9/1/21 (FSA Insured)	1,000,000	1,076,580
Univ. of California Revs. Bonds Series 2016 AT, 1.4%, tender 5/15/21 (a)	6,800,000	6,775,248
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
5% 1/1/22	450,000	482,706
5% 1/1/23	450,000	493,713
5% 1/1/24	1,150,000	1,288,587
5% 1/1/26	500,000	582,165
5% 1/1/28	1,000,000	1,198,970
Vacaville Unified School District Series 2015 A, 5% 8/1/20	200,000	208,902
Walnut Energy Ctr. Auth. Rev. Series 2014 A:
5% 1/1/20	250,000	255,542
5% 1/1/21	250,000	265,060
5% 1/1/22	350,000	383,754
West Contra Costa Unified School District Series 2014 A:
4% 8/1/21	1,355,000	1,433,766
5% 8/1/22	575,000	641,114
5% 8/1/23	1,500,000	1,724,535
Western Muni. Wtr. District Facilities Auth. Wtr. Rev. Series 2016 A, 1.5%, tender 10/1/20 (a)	5,500,000	5,497,305
Wiseburn Unified School District Series 2015 B, 5% 8/1/21	1,690,000	1,823,730

TOTAL CALIFORNIA		661,622,606

Guam - 0.2%
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/20 (FSA Insured)	1,500,000	1,564,350
TOTAL MUNICIPAL BONDS
(Cost $649,307,626)		663,186,956

Municipal Notes - 9.6%
California - 9.6%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series XF 10 44, 1.52% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	800,000	$800,000
Buck Institute Age Research Participating VRDN Series Floaters XF 10 35, 1.52% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	1,760,000	1,760,000
California Gen. Oblig. Participating VRDN:
Series Floaters XF 10 38, 1.52% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	2,500,000	2,500,000
Series Spears DB 80 18, 1.57% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	6,865,000	6,865,000
California Health Facilities Fing. Auth. Participating VRDN Series Floaters XG 00 49, 1.52% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	1,400,000	1,400,000
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Floaters XG 00 48, 1.52% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	5,000,000	5,000,000
California Muni. Fin. Auth. Rev. Series 2010 A, 1.45% 6/3/19, VRDN (a)	1,000,000	1,000,000
Dignity Health Participating VRDN Series DBE 80 11, 1.62% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	5,300,000	5,300,000
Eastern California Muni. Wtr. District Wtr. and Wasterwater Series 2018 A, 1.28% 6/3/19 (Liquidity Facility Bank of America NA), VRDN (a)	4,900,000	4,900,000
Hbr. Park Apts. Lp Participating VRDN Series Spears DBE 80 14, 1.77% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	2,200,000	2,200,000
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2001 B3, 1.3% 6/3/19 (Liquidity Facility Barclays Bank PLC), VRDN (a)	1,900,000	1,900,000
Series 2002 A5, 1.25% 6/3/19 (Liquidity Facility Bank of America NA), VRDN (a)	1,100,000	1,100,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series DB 8028, 1.57% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	10,000,000	10,000,000
Sacramento City Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 00, 1.52% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	20,000,000	20,000,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series XF 10 32, 1.52% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	2,820,000	2,820,000
Univ. of California Revs. Participating VRDN Series Floaters XG 00 61, 1.52% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch)(a)(e)(f)	2,250,000	2,250,000
TOTAL MUNICIPAL NOTES
(Cost 69,795,000)		69,795,000
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $719,102,626)		732,981,956
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(6,948,260)
NET ASSETS - 100%		$726,033,696

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,146,709 or 3.5% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Provides evidence of ownership in one or more underlying municipal bonds.

 (f) Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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